Related parties (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
Schedule of related party transactions	Related party transactions were made on terms equivalent to those that prevail in arm’s-length transactions or, when this was not the case, the related compensation in kind was recognised:

	EUR million
	30-06-2023
Expenses and income	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Expenses
Finance costs	—	—	79	—	79
Leases	—	—	—	—	—
Services received	—	—	—	—	—
Purchases of stocks	—	—	—	—	—
Other expenses	—	—	57	—	57
	—	—	136	—	136
Income
Finance income	—	—	188	3	191
Dividends received	—	—	—	—	—
Services rendered	—	—	—	—	—
Sale of stocks	—	—	—	—	—
Other income	—	—	709	1	710
	—	—	897	4	901

	EUR million
	30-06-2023
Other transactions	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Financing agreements: loans and capital contributions (lender)	—	2	376	(199)	179
Financing agreements: loans and capital contributions (borrower)	—	—	(29)	7	(22)
Guarantees provided	—	—	—	680	680
Guarantees received	—	—	—	—	—
Commitments acquired	—	—	51	3	54
Dividends and other distributed profit	—	1	—	10	11
Other transactions	—	—	36	—	36

	EUR million
	30-06-2023
Balance closing period	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Debt balances:
Customers and commercial debtors	—	—	—	—	—
Loans and credits granted	—	13	9,687	256	9,956
Other collection rights	—	—	969	—	969
	—	13	10,656	256	10,925
Credit balances:
Suppliers and creditors granted	—	—	—	—	—
Loans and credits received	—	21	3,210	115	3,346
Other payment obligations	—	—	358	—	358
	—	21	3,568	115	3,704

	EUR million
	30-06-2022
Expenses and income	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Expenses
Finance costs	—	—	16	—	16
Leases	—	—	—	—	—
Services received	—	—	—	—	—
Purchases of stocks	—	—	—	—	—
Other expenses	—	—	197	—	197
	—	—	213	—	213
Income
Finance income	—	—	71	—	71
Dividends received	—	—	—	—	—
Services rendered	—	—	—	—	—
Sale of stocks	—	—	—	—	—
Other income	—	—	683	1	684
	—	—	754	1	755

	EUR million
	30-06-2022
Other transactions	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Financing agreements: loans and capital contributions (lender)	—	—	715	26	741
Financing agreements: loans and capital contributions (borrower)	—	9	362	40	411
Guarantees provided	—	—	—	—	—
Guarantees received	—	—	—	—	—
Commitments acquired	—	—	(12)	(2)	(14)
Dividends and other distributed profit	—	1	—	9	10
Other transactions	—	—	(106)	—	(106)

	EUR million
	31-12-2022
Balance closing period	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Debt balances:
Customers and commercial debtors	—	—	—	—	—
Loans and credits granted	—	13	9,311	455	9,779
Other collection rights	—	—	946	—	946
	—	13	10,257	455	10,725
Credit balances:
Suppliers and creditors granted	—	—	—	—	—
Loans and credits received	—	22	3,239	109	3,370
Other payment obligations	—	—	372	—	372
	—	22	3,611	109	3,742